SiM Dynamic Allocation Diversified Income Fund Class A SDDAX Class C SDDCX Class I Not available for purchase Summary Prospectus August 28, 2012

Before you invest, you may want to review the SiM Dynamic Allocation Diversified Income Fund’s (the “Diversified Income Fund” or the “Fund”) statutory Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Diversified Income Fund and its risks.  The current statutory Prospectus and SAI dated August 28, 2012, are incorporated by reference into this Summary Prospectus.  You can find the Diversified Income Fund’s statutory Prospectus, SAI and other information about the Diversified Income Fund online at http://www.sim-funds.com/documents.html.  You can also get this information at no cost by calling 1-855-746-3863 (855-SIM-FUND) or by e-mail at info@sim-llc.com.

Investment Objective
The Diversified Income Fund seeks to provide total return, consisting primarily of growth of income with some long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SiM Funds.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 18 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 35 of the Fund’s SAI.

	Class A	Class C	Class I
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	3.51%	2.20%	3.51%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses(1)	4.79%	4.23%	4.54%
Less: Fee Waiver and/or Expense Reimbursement(2)	-3.16%	-1.85%	-3.16%
Net Annual Fund Operating Expenses	1.63%	2.38%	1.38%

(1)
Total Annual Fund Operating Expenses does not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.28% attributed to acquired fund fees and expenses (“AFFE”).

(2)
Strategic Income Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35%, 2.10% and 1.10% of average daily net assets of the Fund’s Class A, Class C and Class I shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Trust’s Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Diversified Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$535	$1,490	$2,449	$4,864
Class C	$341	$1,116	$2,004	$4,286
Class I	$140	$1,086	$2,040	$4,463

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$241	$1,116	$2,004	$4,286

Portfolio Turnover
The Diversified Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 13.88% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Diversified Income Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in exchange-traded funds (“ETFs”) and other exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, “Underlying ETPs”), that offer diversified exposure to various different types of investments, regions and sectors.  The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks and high yield securities (“junk bonds”)), commodities and real estate investment trusts (“REITs”).  The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Diversified Income Fund may also invest a portion of its portfolio directly in REITs and individual fixed income securities (“Individual Fixed Income Securities”) of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Baa or lower by Moody’s Investors Service, Inc.) securities (known as “high yield securities” or “junk bonds”). Individual Fixed Income Securities in which the Diversified Income Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt, and Rule 144A securities. The Underlying ETPs, REITs and Individual Fixed Income Securities are referred to collectively in this Prospectus as the “Fund Assets.”

The Diversified Income Fund seeks to offer the potential for total return from a high level of income and a low level of capital growth, with exposure to a low level of principal risk. The Diversified Income Fund generally invests at least 60% of its net assets in fixed income securities and at least 15% of its net assets in equity securities.  No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Diversified Income Fund allocates its investments in the Fund Assets in accordance with the Adviser’s outlook for the economy, the financial markets and the relative market valuations of the Fund Assets.  The Adviser’s outlook is based on the Adviser’s research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser’s analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund.  The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.  For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment.  In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates. The Diversified Income Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser’s research methodology as described above indicates a low relative strength of  a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s)  is likely to underperform the market as a whole.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Diversified Income Fund.  The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Diversified Income Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Diversified Income Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value (“NAV”) of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Diversified Income Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Diversified Income Fund will exist. The Diversified Income Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Diversified Income Fund may invest in ETFs and ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments.  While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Diversified Income Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Diversified Income Fund to decrease.

Individual Fixed Income Securities Risk.  The following risks associated with the Diversified Income Fund’s investment in fixed income securities are also applicable to the Underlying ETPs:

•
Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund’s share price to fall.  The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund’s yield or share price, sometimes negatively.

•
High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Interest Rate Risk.  The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk.  Through its investments in the Underlying ETPs, the Diversified Income Fund will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Diversified Income Fund’s exposure to a particular risk will be proportionate to the Diversified Income Fund’s overall allocation and Underlying ETP’s asset allocation.  Additionally, the Diversified Income Fund will bear additional expenses based on its pro rata share of the Underlying ETP’s operating expenses, including the potential duplication of management fees.

•
Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

•
Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs are not expected to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

•
Foreign Securities Risk. An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•
“Growth” Investing Risk. An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

•
Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

•
Interest Rate Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

•
Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

•
Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

•
Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

•
“Value” Investing Risk.  An Underlying ETP may pursue a “value style” of investing.  “Value style” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Performance

When the Diversified Income Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.SiM-Funds.com or by calling the Fund toll-free at 1-855-746-3863 (855-SIM-FUND).

Management
Investment Adviser:  Strategic Income Management, LLC is the investment adviser of the Diversified Income Fund.

Portfolio Managers:  The Diversified Income Fund is managed under an investment team structure.  Mr. Randall Yoakum II, Chief Executive Officer of the Adviser, is the Lead Portfolio Manager.  The investment team also includes Ms. Nicolé Verbrugghe, Director of Research-Asset Allocation, Mr. Gary J. Pokrzywinski, Chief Investment Officer (“CIO”) and lead portfolio manager for the Adviser’s high yield team, and Mr. Brian L. Placzek, Director of Research-High Yield.  Each member of the investment team has served as a portfolio manager of the Fund since its inception in June 2011.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (SiM Funds/SiM Dynamic Allocation Diversified Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-746-3863 (855-SIM-FUND) or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A and Class C
Regular and Individual Retirement Accounts (“IRA”)	$2,500	$100

Automatic Investment Plan (“AIP”) Accounts	$100	$100

Class I
All Accounts	$25,000	$100

Tax Information
The Diversified Income Fund’s distributions are taxable and will be taxed as ordinary income or capital gains unless you invest through tax-deferred arrangements, such as a 401(k) plan or IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Diversified Income Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Diversified Income Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Diversified Income Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.